Consolidated statements of cash flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net income	$ 57,210	$ 45,742
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income tax expense	32,181	25,737
Depreciation, depletion and amortization	112,220	75,917
Impairment expense		243
Non-cash stock-based compensation	4,835	876
Accretion of asset retirement obligations	556	304
Unrealized (gain) loss on derivative financial instruments, net	(16,929)	7,192
Premiums paid for derivative financial instruments	(2,927)	(512)
Amortization of premiums paid for derivative financial instruments	319	216
Amortization of deferred loan costs	2,268	1,909
Write-off of deferred loan costs		3,246
Amortization of October 2011 Notes premium	(99)
Amortization of other assets	10	9
Loss on disposal of assets	8	35
(Increase) decrease in accounts receivable	2,303	(12,142)
(Increase) decrease in other current assets	(3,075)	(768)
Increase (decrease) in accounts payable	3,304	(6,513)
Increase (decrease) in undistributed revenues and royalties	4,721	8,019
Increase (decrease) in accrued compensation and benefits	(3,060)	(3,970)
Increase (decrease) in other accrued liabilities	4,828	16,572
Increase (decrease) in other noncurrent liabilities	1,117	(54)
Net cash provided by operating activities	199,790	162,058
Capital expenditures:
Oil and natural gas properties	(473,846)	(348,523)
Pipeline and gas gathering assets	(7,031)	(6,344)
Other fixed assets	(4,988)	(4,602)
Proceeds from other fixed asset disposals	34	20
Net cash used in investing activities	(485,831)	(359,449)
Cash flows from financing activities:
Borrowings on revolving credit facilities	195,000	180,100
Payments on revolving credit facilities	(280,000)	(231,300)
Payments on term loan		(100,000)
Issuance of 2019 Notes		350,000
Issuance of 2022 Notes	500,000
Payments for loan costs	(10,476)	(10,592)
Net cash provided by financing activities	404,524	188,208
Net increase (decrease) in cash and cash equivalents	118,483	(9,183)
Cash and cash equivalents, beginning of period	28,002	31,235
Cash and cash equivalents, end of period	146,485	22,052
Cash paid during the period:
Interest, net of $505 and zero, respectively, of capitalized interest for the six months ended June 30, 2012 and 2011, respectively	$ 27,956	$ 6,626